Prospectus Supplement dated January 26, 2018
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CC (5/17) / May 1, 2017	S-6595 CC / May 1, 2017 (5/17)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CC (5/17) / May 1, 2017	S-6517 CC (5/17) / May 1, 2017
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CC (5/17) / May 1, 2017	140464 CC (5/17) / May 1, 2017
RiverSource ® Retirement Group Annuity Contract I	S-6611 CC (5/17) / May 1, 2017
RiverSource ® Retirement Group Annuity Contract II	S-6612 CC (5/17) / May 1, 2017
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life 5-Estate Series	S-6542 CC (5/17) / May 1, 2017	S-6543 CC (5/17) / May 1, 2017
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies (the “Contracts”). Please retain this supplement with your latest printed prospectus for future reference.
Prior to January 5, 2018, the Variable Portfolio – CenterSquare Real Estate Fund’s (“the Fund”) subadviser, CenterSquare Investment, Inc. was 100% indirectly owned by BNY Mellon (“BNY”). On January 5, 2018, BNY sold its interest in CenterSquare Investment Management, Inc. to the private equity firm, Lovell Minnick Partners, LLC and employees of CenterSquare Investment Management, Inc. (the “Transaction”). As a result of the Transaction and a new subadvisory agreement between the Investment Manager and the new CenterSquare entity, the CenterSquare Management, Inc. will no longer serve as the subadviser to the Fund and CenterSquare Investment Management LLC will assume day-to-day management of the Fund’s portfolio.
The following information will replace the current Funds’ description in the table in “Variable Account and the Funds” or “The Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – CenterSquare Real Estate Fund (Class 2)	Seeks to provide shareholders with current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Management LLC, subadviser.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S- 6594-24 A (01/18)
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